UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Semi-Annual Report

April 30, 2009

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the six months ended April 30, 2009, your Fund lost 3.13% compared to a loss of 8.53% for the S&P 500 Index and a loss of 12.60% for the Russell 2000 Value Index.  Since inception, your Fund has lost 14.64%, compared to a loss of 14.93% for the S&P 500 Index and a loss of 9.67% for the Russell 2000 Value Index.

Financial markets continued to be volatile over the past six months.  There have been some stories in the press that a bottom may have been reached in March.  I have no way of predicting the short term direction of markets, or whether new lows will be reached.  However, we’ve clearly had a major decline in prices and there is still a great deal of uncertainty and fear.  Based on market history, I expect the next five to ten years will provide above-average returns.  I also believe that the best individual long-term investment opportunities tend to be available during times of volatility and fear, such as we are experiencing today.

For the six month period, changes to our portfolio include:

•

We purchased additional shares of Berkshire Hathaway, Cemex, Dawson Geophysical, US Bancorp, and Cimarex Energy.  We also made a new investment in the Burlington Northern Sante Fe railroad.  These are all strong businesses with bright futures; because of the recent market declines, I believe our purchases were at very favorable prices.

•

We sold all shares of Pfizer.  This was done soon after they announced they were paying about $68B to acquire Wyeth at a 30% premium above the prior-day market price of Wyeth shares.  To finance this massive purchase, Pfizer took on $22B in debt and wiped out most of their cash.  Pfizer also announced they were slashing their dividend.  In my view, Pfizer overpaid on one of the largest acquisitions in corporate history, and squandered their buying power during difficult economic times.

•

We sold Marine Products.  The primary reason was the dismal outlook for boat sales with the current  economic outlook.  It also appears that management has not been shareholder friendly in some of the contracts they have established.

•

We sold Autozone to take profits at a relatively good price.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.   A more detailed review of the Fund’s holdings and performance will be provided in the Annual Report you will receive after the October 31, 2009 fiscal year end.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

 Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to April 30, 2009.

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Jan-04
Apr-04
Jul-04
Oct-04
Jan-05
Apr-05
Jul-05
Oct-05
Jan-06
Apr-06
Jul-06
Oct-06
Jan-07
Apr-07
Jul-07
Oct-07
Jan-08
Apr-08
Jul-08
Oct-08
Jan-09
Apr-09
Blankinship Value Fund
S&P 500 Index

* The Fund began investment operations on 1/16/04.

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the S&P 500 Index, and its returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.  The Fund no longer compares performance to the Russell 2000 Value Index because management considers it to be less representative of actual market returns than a broad-based large-cap index such as the S&P 500.

Portfolio Holdings

The graphic below shows the major categories of the Fund’s holdings as of April 30, 2009, and the percent of net asset value represented by each.

Top Ten Holdings	% of Net Assets
Berkshire Hathaway, Inc.	14.92
Sears Holdings Corporation	10.64
The Middleby Corporation	6.39
Johnson & Johnson	5.10
Moody’s	4.79
U.S. Bancorp	4.43
Mylan Inc.	4.30
Burlington Northern Sante Fe	4.05
American Express Company	3.68
UnitedHealth Group, Inc.	3.05

Top Ten Categories	% of Net Assets
Diversified Holding Companies	14.92
Retail	10.64
Industrial Equipment	8.38
Healthcare Services	7.81
Oil & Gas (domestic & foreign)	7.21
Drugs	6.76
Healthcare Products	5.10
Business Services	4.79
Banking	4.43
Railroads	4.05

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Expenses Paid During Period* 11/1/08 to 4/30/09
Actual	$1,000.00	$968.70	-0-
Hypothetical (5% return before expenses)	$1,000.00	$1,025.71	-0-

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).  The Fund’s ending account value on the first line in the table is based on its actual total returns of -3.13% for the six month period of November 1, 2008 to April 30, 2009.

BLANKINSHIP VALUE FUND

Schedule of Investments

April 30, 2009

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 83.20%

Banking – 4.43%
U.S. Bancorp (USB)	1,500	39,108	27,330

Business Services – 4.79%
Moody’s (MCO)	1,000	36,405	29,520

Cable TV – 2.15%
DISH Network Corporation A (DISH)*	1,000	28,653	13,250

Computer Equipment – 1.89%
Dell (DELL)*	1,000	26,048	11,620

Consumer Durables – 2.16%
Harley Davidson (HOG)	600	25,876	13,296

Credit Card Service – 3.68%
American Express Company (AXP)	900	21,756	22,698

Diversified Holding Companies – 14.92%
Berkshire Hathaway, Inc. Class B (BRK.B)*	30	86,259	91,949

Drugs – 6.76%
Forest Laboratories Inc (FRX)*	700	25,479	15,183
Mylan Inc (MYL)*	2,000	25,795	26,500
		51,274	41,683

Energy Exploration Services – 2.23%
Dawson Geophysical (DWSN)*	700	14,331	13,762

Healthcare Products – 5.10%
Johnson & Johnson (JNJ)	600	35,323	31,416

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2009

(Unaudited)

	Shares	Cost	Value
Healthcare Services – 7.81%
Coventry Healthcare (CVH)*	500	23,981	7,955
UnitedHealth Group, Inc. (UNH)	800	17,366	18,816
WellPoint, Inc. (WLP)*	500	27,450	21,380
		68,797	48,151

Industrial Equipment – 8.38%
Hurco Cos. Inc. (HURC)*	800	36,538	12,264
Middleby Corp. (MIDD)*	900	21,378	39,393
		57,916	51,657

Oil & Gas – 4.22%
Cimarex Energy Co. (XEC)	725	21,051	19,503
W&T Offshore, Inc. (WTI)	700	15,769	6,496
		36,820	25,999

Railroads – 4.05%
Burlington Northern Santa Fe	370	20,526	24,968

Retail – 10.64%
Sears Holdings Corporation (SHLD)*	1,050	105,466	65,593

Total Domestic Common Stocks		654,558	512,892

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2009

(Unaudited)

	Shares	Cost	Value
Foreign Common Stocks – 8.96%

Canada – 2.99%
Oil and Gas – 2.99%
Canadian Natural Resources ADR (CNQ)	400	20,015	18,444

Mexico – 2.97%
Building Materials – 2.97%
CEMEX ADR (CX)	2,450	48,991	18,326

South Korea – 3.00%
Steel – 3.00%
POSCO ADR (PKX)	240	10,116	18,473

Total Foreign Common Stocks		79,122	55,243

Short-Term Investments – 7.63%
Schwab Cash Reserves – 0.06% yld.**	47,053	47,053	47,053
Total Short-Term Investments	47,053		47,053

Total investments – 99.80%	$780,733		$615,188

Other assets in excess of liabilities – 0.20%			1,251

Net assets – 100.00%			$616,439

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at April 30, 2009.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2009

(Unaudited)

Assets:

Investments in securities at fair value (cost $780,733)	$615,188

Cash	1,089

Dividends Receivable	162

Total assets	616,439

Liabilities:
-0-

Net Assets	$616,439

Composition of Net Assets:
Shares of common stock, at $.001 par value	$ 80
Paid-in capital	844,366
Net unrealized appreciation (depreciation) of investments	(165,544)
Realized loss on investments	(64,202)
Undistributed net investment income	1,739
Net assets (equivalent to $7.70 per share based on
80,017 shares of capital stock issued and
outstanding, 100,000,000 authorized)	$616,439
Minimum redemption price per share ($7.70 *0.99) (Note 1)	$7.62

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the year ended April 30, 2009

(Unaudited)

Investment income:
Dividends (net of foreign
withholding taxes of $61)	$3,307
Dividends – money market funds	134
Total income		$3,441

Expenses:
Investment advisory fee (Note 2)	$2,671
Administrative fee (Note 2)	1,335
Total expenses	4,006

Less: Fees waived (Note 2)	(4,006)
Net expenses		-0-
Net Investment Income		3,441

Realized and unrealized loss from investments:
Net realized loss on investments		(10,200)
Net decrease in unrealized appreciation of investments		(15,884)
Net realized and unrealized loss on investments		(26,084)

Net decrease in net assets resulting from operations		($22,643)

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statements of Changes in Net Assets from Operations

(Unaudited)

	Six Months Ended April 30, 2009	Fiscal Year Ended Oct. 31, 2008

Increase/(decrease) in net assets from operations:
Net investment income	$3,441	$11,622
Net realized gain (loss) on investments	(10,200)	(54,020)
Net change in unrealized appreciation
on investments	(15,944)	(348,127)
Net increase (decrease) in net assets
resulting from operations	(22,643)	(390,525)

Distributions to shareholders from:
Net investment income	(10,978)	(15,364)
Net realized gain on investments	(0)	(5,432)
Total distributions paid to shareholders	(10,978)	(20,796)

Capital share transactions (Note 6)	21,955	102,454

Total increase (decrease) in net assets	(11,666)	(308,867)

Net assets, beginning of period	628,105	936,972
Net assets, end of period (including undistributed net investment income of $1,757and $9,294, respectively)	$616,439	$628,105

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

	For the Six Months Ended 4/30/09 (Unaudited)		For the Fiscal Years Ended
		10/31/08	10/31/07	10/31/06	10/31/05	10/31/04*
Net Asset Value, beginning of period	$8.14	$13.74	$12.20	$11.06	$10.19	$10.02

Investment operations:
Net investment income**	.05	(.71)	.21	.24	.22	.05
Net realized and
unrealized gain
on investments	(.35)	(4.58)	1.67	1.13	0.76	0.12
Total from investment			1.88	1.37	0.98	0.17
Operations	(.30)	(5.29)

Less Distributions:
Net investment income	(.14)	(.23)	(.24)	(.23)	(.11)	-
Capital gains	-	(.08)	(.10)	-	-	-
Total distributions	(.14)	(.31)	(.34)	(.23)	(.11)	-

Net asset value, end of period	$7.70	$8.14	$13.74	$12.20	$11.06	$10.19

Total return***	(3.13%)	(39.34%)	15.71%	12.57%	9.66%	1.69%

Ratios/ Supplemental Data:
Net Assets, end of period	$616,439	$628.105	$936,972	$758,122	$586,609	$493,879

Ratio of Expenses to
Average Net Assets:
Before Expenses
Reimbursed	1.50%(a)	1.50%	1.50%	1.50%	1.50%	1.50%(a)
After Expenses
Reimbursed	0.00%(a)	0.00%	0.00%	0.30%	0.00%	0.00%(a)
Ratio of Net Investment
Income to Average
Net Assets	1.24%(a)	1.35%	1.66%	1.94%	2.18%	1.75%(a)
Portfolio Turnover Rate	31.24%(a)	47.22%	14.29%	4.97%	7.80%	0.00%(a)

(a)

Annualized.

* For the period Jan. 16, 2004 (start of investment operations) to Oct. 31, 2004.

** Based  on average shares outstanding.

*** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2009

(Unaudited)

1.  Organization and Significant Accounting Policies:

Organization: The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the amortized cost method of valuation, which approximates fair value.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2009

(Unaudited)

Share Valuation:

The net asset value (“NAV”) is generally calculated at the close of trading on the New York Stock Exchange (normally 4:00 pm Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting it’s liabilities, and then dividing by the total number of shares outstanding, rounding to the nearest cent.  The offering price and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed within a year after the initial investment in a new account.  The Fund implemented this redemption fee policy to discourage large and frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades.  For the fiscal year ended April 30, 2009 there were no redemption fees.

Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2009

(Unaudited)

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  Management Agreement and Expenses -- The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the six months ended April 30, 2009, the Adviser voluntarily waived all fees (totaling 1.5% of net assets on an annualized basis, or in dollar terms $2,671 in advisory fees and $1,335 in administrative fees).  Regarding the future, the Adviser has contractually and irrevocably waived fees equal to 0.30% on an annualized basis through June 30, 2010.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2009

(Unaudited)

3.  Investments -- For the six months ended, April 30, 2009, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $97,870 and $86,057 respectively.  At April 30, 2009, the gross unrealized appreciation for all securities totaled $39,602 and the gross unrealized depreciation for all securities totaled $205,146 or a net unrealized depreciation of $165,544.  The aggregate cost of securities for federal income tax purposes at April 30, 2009 was $780,733, including short-term investments.

4.  Federal Income Taxes -- Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income (loss)	$1,739
Accumulated realized losses	$(64,202)
Unrealized depreciation	$(165,544)

The Fund has a loss carryforward of $64,202 which will expire in 2016.

5.  Distributions to Shareholders -- On December 29, 2008, a distribution of $0.139 per share was paid to shareholders of record on this same date.  The tax character of distributions was:

	Total	Per Share
Ordinary income	$10,978	$0.139
Short-term capital gain	-	-
Long-term capital gain	-	-
	$20,796	$0.139

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2009

(Unaudited)

6. Capital Share Transactions -- As of April 30, 2009, 100,000,000 shares of $.001 par value capital stock were authorized and 80,017 shares were issued and outstanding.  Transactions in capital stock were as follows:

	For the		For the
	Six Months		Fiscal Year
	Ended		Ended
	April 30, 2009		October 31, 2008

	Shares	Amount	Shares	Amount
Shares Sold	1,855	$15,000	7,568	$85,000
Shares issued in
reinvestment
of distributions	1,039	6,955	1,373	17,454
	2,894	21,955	8,941	102,454
Shares redeemed	-	-	-	-

Net increase	2,894	$21,955	8,941	$102,454

7.  New Accounting Pronouncements – The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on November 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2009

(Unaudited)

circumstances (unobservable inputs).  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

8.  Control and Ownership – The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2009, the Blankinship family, in aggregate, owned approximately 63% of the Fund.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2009

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In their meeting on April 27, 2009, the Board considered the following information that was provided by the Advisor.

The Management Agreement, for Investment Advisory Services and Administrative Services provided by Blankinship, and a performance summary as of 4/24/09.  At the meeting, Dr. Blankinship noted that Section 15 of the Investment Company Act of 1940, says, “It shall be the duty of the directors of a registered investment company to request and evaluate, and the duty of an investment adviser to such company to furnish, such information as may reasonably be necessary to evaluate the terms of any contract whereby a person undertakes regularly to serve or act as investment adviser of such company.”  Dr. Blankinship also noted that some factors a board should consider include:

The financial condition and the stability of the adviser;

The terms of the advisory agreement;

The adviser’s investment performance;

The Adviser’s personnel and method of analysis;

The compensation to the advisers;

Any possible conflicts of interest;

The overall fund expenses and expense ratios; and

A review of brokerage and portfolio transactions.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2009

(Unaudited)

Dr. Blankinship provided the following additional information:

Morningstar’s web site indicates that the average expense ratio for small cap value funds is 1.51% and for mid cap value funds it is 1.37%.  These are category averages, but funds with small asset bases, such as the Fund, tend to have higher expense ratios because the expenses are spread over smaller asset bases.

The Adviser has waived all fees from inception through 12/31/05.  For the period 1/1/06 through 3/31/06, the Adviser charged 1.2% annualized ($2,074.91), and waived 0.3% annualized ($546.15).  All fees from 3/31/06 through the date of this meeting were also waived by the Adviser.  As a result, the Fund has received advisory and administrative services at very low cost.  Although fee waivers are at the Adviser’s discretion, the history to date has been beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for Advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund is likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).

Other expenses have also been minimized by the Adviser.  Lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders.  Based on recent articles, it appears that the average annual turnover rate for actively managed domestic funds is at least 85%.  The table below summarizes the Fund’s turnover rate for recent years.

Fiscal Year	2004*	2005	2006	2007	2008
Portfolio Turnover Rate	0.00%	7.80%	4.97%	14.29%	47.22%

* From 1/14/04 start of investment operations through 10/31/04 fiscal year end.

Dr. Blankinship, the President of the Adviser, is the Fund’s largest shareholder and owns a majority of the Fund’s shares.

Regarding the financial condition and the stability of the Adviser, the Adviser has operated at a loss since the Fund began operations.  Dr. Blankinship has provided loans to the Adviser to allow its continued operation, and the Adviser’s financial condition and stability is therefore dependent on that of Dr. Blankinship.  Dr. Blankinship provided the Board with information regarding his financial resources and commitment to continuing the Adviser’s operations.  Dr. Blankinship stated it appears that conflicts of interest are minimal because he is the Fund’s largest shareholder, and has no other advisory clients.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2009

(Unaudited)

Dr. Blankinship stated that he believed the information provided was accurate, complete, and sufficient to evaluate the terms of the Agreement and reach conclusions.  He offered to address any questions or concerns the other directors may have.

The Directors unanimously concluded that the information provided was sufficient to evaluate the terms of the Agreement and reach conclusions.  The Directors reviewed and discussed this information.

The Board concluded that the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on his ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.  His personal investment in the Fund was also viewed as a positive indication of his commitment to the Fund and its shareholders.  No conflicts of interest were identified, and the financial condition of the Adviser was considered acceptable.

In summary, the Board determined that the Agreement, including the fee level, was beneficial and reasonable in light of all relevant circumstances.  This determination was based on the following factors as discussed above: (1) the encouraging performance history of the Fund; (2) the extremely low expenses of the Fund under the agreement to date; (3) comparison of the fees stated in the Agreement to those of similar funds; (4) Dr. Blankinship’s background, experience, resources, and commitment to the Fund.

No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2009

(Unaudited)

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA 22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement.  As of April 30, 2009, Dr. Blankinship also beneficially owned 63% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

Portfolio manager for the Fund since inception.  As President of Blankinship Corporation, has consulted on the design and installation of financial systems from 1987 to present.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

Not required for this semi-annual report.

Item 3. Audit Committee Financial Expert

Not required for this semi-annual report.

Item 4. Principal Accountant Fees and Services

Not required for this semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not required for this semi-annual report.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

July 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

July 9, 2009